Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Growth Fund
August 31, 2021
ZDG-NPRT3-1021
1.9881576.104
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.9%
Entertainment - 0.8%
Electronic Arts, Inc.	22	3,195
Take-Two Interactive Software, Inc. (a)	53	8,545
		11,740
Interactive Media & Services - 1.1%
Match Group, Inc. (a)	106	14,569
TOTAL COMMUNICATION SERVICES		26,309
CONSUMER DISCRETIONARY - 12.1%
Distributors - 1.5%
LKQ Corp. (a)	26	1,370
Pool Corp.	40	19,772
		21,142
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	10	1,296
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A	20	3,100
Churchill Downs, Inc.	52	10,946
Domino's Pizza, Inc.	18	9,304
		23,350
Household Durables - 3.1%
D.R. Horton, Inc.	20	1,912
Garmin Ltd.	23	4,012
Lennar Corp. Class A	86	9,229
NVR, Inc. (a)	1	5,180
PulteGroup, Inc.	117	6,302
Tempur Sealy International, Inc.	286	12,784
Traeger, Inc. (a)	100	2,514
		41,933
Internet & Direct Marketing Retail - 1.5%
eBay, Inc.	89	6,830
Etsy, Inc. (a)	60	12,976
		19,806
Leisure Products - 0.7%
YETI Holdings, Inc. (a)	91	9,040
Multiline Retail - 0.6%
Dollar General Corp.	36	8,025
Specialty Retail - 2.9%
AutoZone, Inc. (a)	5	7,746
Best Buy Co., Inc.	75	8,738
RH (a)	12	8,408
Tractor Supply Co.	20	3,885
Victoria's Secret & Co. (a)	70	4,641
Williams-Sonoma, Inc.	33	6,161
		39,579
TOTAL CONSUMER DISCRETIONARY		164,171
CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Brown-Forman Corp. Class B (non-vtg.)	109	7,654
Food Products - 0.9%
Bunge Ltd.	60	4,543
Darling Ingredients, Inc. (a)	114	8,493
		13,036
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	7	2,383
TOTAL CONSUMER STAPLES		23,073
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
PDC Energy, Inc.	172	7,181
FINANCIALS - 5.6%
Capital Markets - 5.3%
Ameriprise Financial, Inc.	29	7,914
LPL Financial	18	2,661
MarketAxess Holdings, Inc.	30	14,278
Moody's Corp.	10	3,808
MSCI, Inc.	55	34,902
Nordnet AB	199	3,610
S&P Global, Inc.	10	4,438
Tradeweb Markets, Inc. Class A	14	1,218
		72,829
Insurance - 0.3%
Arthur J. Gallagher & Co.	25	3,591
TOTAL FINANCIALS		76,420
HEALTH CARE - 22.6%
Biotechnology - 1.5%
Avid Bioservices, Inc. (a)	119	2,885
Horizon Therapeutics PLC (a)	103	11,133
Natera, Inc. (a)	48	5,685
		19,703
Health Care Equipment & Supplies - 10.0%
DexCom, Inc. (a)	49	25,942
Edwards Lifesciences Corp. (a)	34	3,984
IDEXX Laboratories, Inc. (a)	45	30,319
Intuitive Surgical, Inc. (a)	2	2,107
Masimo Corp. (a)	34	9,232
ResMed, Inc.	119	34,573
West Pharmaceutical Services, Inc.	67	30,259
		136,416
Health Care Providers & Services - 0.9%
Laboratory Corp. of America Holdings (a)	28	8,495
Tenet Healthcare Corp. (a)	51	3,843
		12,338
Health Care Technology - 2.0%
Doximity, Inc.	20	1,840
Veeva Systems, Inc. Class A (a)	76	25,230
		27,070
Life Sciences Tools & Services - 7.4%
10X Genomics, Inc. (a)	9	1,583
Agilent Technologies, Inc.	51	8,949
Bio-Rad Laboratories, Inc. Class A (a)	8	6,439
Charles River Laboratories International, Inc. (a)	86	38,172
Maravai LifeSciences Holdings, Inc.	32	1,894
Mettler-Toledo International, Inc. (a)	18	27,951
Stevanato Group SpA	47	1,164
Waters Corp. (a)	35	14,491
		100,643
Pharmaceuticals - 0.8%
Royalty Pharma PLC	280	10,822
TOTAL HEALTH CARE		306,992
INDUSTRIALS - 15.8%
Aerospace & Defense - 0.9%
TransDigm Group, Inc. (a)	21	12,757
Building Products - 3.6%
Builders FirstSource, Inc. (a)	133	7,088
Carrier Global Corp.	305	17,568
Fortune Brands Home & Security, Inc.	50	4,869
The AZEK Co., Inc. (a)	112	4,759
Trane Technologies PLC	44	8,734
Trex Co., Inc. (a)	50	5,488
		48,506
Commercial Services & Supplies - 2.8%
Cintas Corp.	42	16,622
Copart, Inc. (a)	140	20,205
Tetra Tech, Inc.	8	1,151
		37,978
Construction & Engineering - 0.4%
Quanta Services, Inc.	58	5,922
Electrical Equipment - 3.3%
AMETEK, Inc.	55	7,478
Atkore, Inc. (a)	86	7,978
Generac Holdings, Inc. (a)	45	19,664
Rockwell Automation, Inc.	31	10,089
		45,209
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	9	4,350
Machinery - 2.0%
IDEX Corp.	28	6,272
Otis Worldwide Corp.	137	12,634
Toro Co.	75	8,246
		27,152
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp. Class A	35	2,867
CoStar Group, Inc. (a)	87	7,372
		10,239
Road & Rail - 1.7%
Old Dominion Freight Lines, Inc.	67	19,344
TuSimple Holdings, Inc. (a)	100	4,186
		23,530
TOTAL INDUSTRIALS		215,643
INFORMATION TECHNOLOGY - 36.8%
Electronic Equipment & Components - 3.9%
Amphenol Corp. Class A	172	13,180
Keysight Technologies, Inc. (a)	102	18,297
Zebra Technologies Corp. Class A (a)	36	21,138
		52,615
IT Services - 6.1%
Adyen BV (a)(b)	1	3,229
EPAM Systems, Inc. (a)	64	40,493
Okta, Inc. (a)	68	17,925
Snowflake Computing, Inc.	60	18,261
Twilio, Inc. Class A (a)	8	2,856
		82,764
Semiconductors & Semiconductor Equipment - 8.2%
Analog Devices, Inc.	16	2,607
ASM International NV (Netherlands)	4	1,552
Broadcom, Inc.	6	2,983
Enphase Energy, Inc. (a)	8	1,390
Entegris, Inc.	211	25,350
KLA Corp.	55	18,698
Lam Research Corp.	10	6,048
Marvell Technology, Inc.	166	10,158
NXP Semiconductors NV	26	5,593
Qorvo, Inc. (a)	102	19,179
Skyworks Solutions, Inc.	30	5,504
SolarEdge Technologies, Inc. (a)	46	13,330
		112,392
Software - 18.6%
Adobe, Inc. (a)	6	3,982
ANSYS, Inc. (a)	53	19,364
Atlassian Corp. PLC (a)	26	9,544
Cadence Design Systems, Inc. (a)	198	32,369
Crowdstrike Holdings, Inc. (a)	24	6,744
DocuSign, Inc. (a)	38	11,257
Duck Creek Technologies, Inc. (a)	100	4,663
Dynatrace, Inc. (a)	140	9,622
Elastic NV (a)	47	7,499
Five9, Inc. (a)	80	12,658
Fortinet, Inc. (a)	102	32,144
HubSpot, Inc. (a)	9	6,160
Intuit, Inc.	7	3,963
Monday.com Ltd.	10	3,794
Paycom Software, Inc. (a)	28	13,689
Qualtrics International, Inc.	200	9,056
RingCentral, Inc. (a)	61	15,388
Synopsys, Inc. (a)	73	24,254
The Trade Desk, Inc. (a)	300	24,015
Zscaler, Inc. (a)	11	3,062
		253,227
TOTAL INFORMATION TECHNOLOGY		500,998
MATERIALS - 1.0%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	71	7,125
Sherwin-Williams Co.	12	3,644
		10,769
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	48	3,045
TOTAL MATERIALS		13,814
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	7	2,513
TOTAL COMMON STOCKS (Cost $743,689)		1,337,114

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c) (Cost $3,900)	3,899	3,900

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $747,589)	1,341,014
NET OTHER ASSETS (LIABILITIES) - 1.5%	20,148
NET ASSETS - 100.0%	1,361,162

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,229 or 0.2% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	3,900	-	-	2	-	-	3,900	0.0%
Total	3,900	-	-	2	-	-	3,900

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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